Mortgage Loans Payable (Details) - Schedule of maturities of long-term debt - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 50.8
2018	13.8
2019	107.4
2020	156.2
2021	125.9
Thereafter	1,862.4
Total maturities	$ 2,316.5	$ 1,763.7